As filed with the Securities and Exchange Commission on September 30, 2014

1933 Act Registration No. 333-139186

1940 Act Registration No. 811-21987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 25	☒

ALPS VARIABLE INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, Including Area Code: (303) 623-2577

DAVID T. BUHLER, SECRETARY

ALPS VARIABLE INVESTMENT TRUST

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Name and Address of Agent for Service)

Copy to:

PETER H. SCHWARTZ, ESQ.

DAVIS GRAHAM & STUBBS LLP

1550 SEVENTEENTH STREET, SUITE 500

DENVER, COLORADO 80202

303-892-9400

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on September 30, 2014 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

ALPS VARIABLE INVESTMENT TRUST

ALPS/Red Rocks Listed Private Equity Portfolio: Class I (N/A) and Class III (AVPEX)

September 30, 2014

The Securities and Exchange Commission has not approved or disapproved the Trust’s shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the ALPS/Red Rocks Listed Private Equity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class III
Management Fee	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.20%	0.45%
Shareholder Service Fee	0.00%	0.25%
Other Portfolio Expenses(1)	0.20%	0.20%
Acquired Fund Fees and Expenses(1), (2)	0.70%	0.70%
Total Annual Fund Operating Expenses	1.80%	2.30%
Fee Waiver/Expense Reimbursement(3)	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	1.65%	2.15%

(1)	“Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.

(2) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.

(3) ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.95% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2016 . The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class I	$168	$552
Class III	$218	$704

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.

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Principal Investment Strategies

To achieve its objective, the Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

Red Rocks Capital LLC (the “Sub-Adviser”) selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Sub-Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

The Portfolio’s policy to invest, at least 80% of its net assets in Listed Private Equity Companies, under normal market conditions, may not be changed without written notification to shareholders at least sixty (60) days prior to any change in such policy.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Managed Portfolio Risk. Any failure by the Sub-Adviser to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Private Equity Risk. There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately–held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk and managed portfolio risk.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes,

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which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Emerging Markets Risk. To the extent that the Portfolio invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

Performance

As of the date of this Prospectus, the Portfolio has not yet commenced operations. When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio. Updated performance information will be available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. (“Adviser”) is the investment adviser to the Portfolio and Red Rocks Capital LLC (the “Sub-Adviser”) is the investment sub-adviser to the Portfolio.

Portfolio Managers

Adam Goldman, Co-Founder and Managing Director of the Sub-Adviser, has been portfolio manager of the Portfolio since its inception.

Mark Sunderhuse, Co-Founder and Managing Director of the Sub-Adviser, has been portfolio manager of the Portfolio since its inception.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

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THE PORTFOLIO

This Prospectus describes one portfolio (the “Portfolio”) of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”). The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

There are nine portfolios in the Trust: the Ibbotson Conservative ETF Asset Allocation Portfolio, the Ibbotson Income and Growth ETF Asset Allocation Portfolio, the Ibbotson Balanced ETF Asset Allocation Portfolio, the Ibbotson Growth ETF Asset Allocation Portfolio, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, the Ibbotson MVP ETF Portfolio, the ALPS/Alerian Energy Infrastructure Portfolio, the ALPS/Stadion Tactical Defensive Portfolio and the Portfolio. The Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio each offer Class I and Class II shares. The ALPS/Stadion Tactical Defensive Portfolio and the Ibbotson MVP ETF Portfolio each offers Class I, II and III shares, and the Portfolio and the ALPS/Alerian Energy Infrastructure Portfolio each offer Class I and Class III shares.

This Prospectus includes important information about the Portfolio that you should know before investing. You should read this Prospectus and keep it for future reference. You also should read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. The separate account prospectus provided by your intermediary contains important information about the contract, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not discussed in this Prospectus. Detailed information about the fees associated with your investment program can be found in the accompanying disclosure document included with this Prospectus. You may incur additional fees, and be subject to different terms and conditions depending on your tax situation.

THE PORTFOLIO’S PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the ALPS/Red Rocks Listed Private Equity Portfolio (the “Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The investment objective of the Portfolio is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

Principal Investment Strategies

To achieve its objective, the Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

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The Sub-Adviser selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Sub-Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

Principal Investment Risks

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Managed Portfolio Risk. Any failure by the Sub-Adviser to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Private Equity Risk. There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately–held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, credit risk, valuation risk and managed portfolio risk.

Non-U.S. Securities Risk. Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of issuers and securities. Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. Nationalization, expropriations or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Portfolio’s investments in a non-U.S. country to decline. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in that country.

Emerging Markets Risk. To the extent that the Portfolio invests in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Portfolio’s investments to decline in terms of U.S. dollars. Additionally, certain of the Portfolio’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. To the extent the Portfolio invests in securities denominated in, or receives revenues in, non-U.S. currencies it is subject to this risk.

New Portfolio Risk. Since the Portfolio is newly formed it has limited or no operating history for investors to evaluate.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Cash Positions. The Portfolio may invest in money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

Credit Risk. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or

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to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Illiquid Investments. The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Trust’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Industry Risk. Certain Listed Private Equity Companies in which the Portfolio invests may have holdings focused in a particular industry, and as a consequence those Listed Private Equity Companies may be more greatly impacted by market volatility.

Investment Limitations. Except with respect to the illiquid investment restrictions set forth above, all limitations on the Portfolio’s investments listed in this Prospectus will apply at the time of investment. The Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Portfolio’s investments refer to total assets.

Liquidity and Valuation Risk. Certain of the Portfolio’s investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price and/or time. As a result, these securities may be more difficult to value. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity and valuation risk tends to increase to the extent the Portfolio invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities and foreign securities, particularly those of issuers located in emerging markets.

Portfolio Turnover. The Portfolio may engage in short-term trading. This means that the Portfolio may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Portfolio (for example, if the portfolio manager believes an alternative investment has greater growth potential). This activity will increase the Portfolio’s turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Portfolio’s investment performance.

Repurchase Agreements. The Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

Short Sales. The Portfolio may engage in short sales, which are subject to special risks. A short sale involves the sale by the Portfolio of a security or instrument that it does not own with the hope of purchasing the same security or instrument at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement.

Temporary Defensive Positions. The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents. Under such circumstances, the Portfolio may not achieve its investment objective.

DESCRIPTION OF SHARE CLASSES

The Portfolio offers Class I and Class III shares. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.

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Authorized Classes

The Portfolio may issue one or more classes of shares, in the same or separate prospectuses, which includes Class I and Class III (collectively, the “Classes” and individually, each a “Class”).

Class I and Class III shares are sold without a sales load. Class III shares are offered with fees for distribution, servicing and marketing of such shares (“12b-1 Fees”) pursuant to a Distribution Plan. The shareholder servicing activities generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting. In addition to 12b-1 Fees, Class III shares are also offered with fees for non-distribution related services provided to shareholders (“Service Fees”). Class I shares do not impose 12b-1 Fees or Service Fees. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company.

The Classes of shares issued by the Portfolio will be identical in all respects except for Class designation, allocation of certain expenses for a Class directly related to the distribution or service arrangement, or both, and voting rights. Each Class votes separately with respect to issues affecting only that Class. Shares of all Classes will represent interests in the same investment Portfolio. Therefore, each Class is subject to the same investment objectives, policies and limitations.

Class Expenses

Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets, that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”).

Class Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment adviser, sub-adviser, underwriter, or any other provider of services to the Portfolio with respect to each Class of the Portfolio on a Class by Class basis.

Exchange Privileges

Shareholders may exchange shares of the Portfolio for shares of any of the other portfolios of the Trust which are available for sale in their state.

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

ALPS Advisors, Inc. (the “Adviser”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, is registered with the Securities and Exchange Commission (the “SEC”) as an investment adviser. As of June 30, 2014, the Adviser provided supervisory and management services on approximately $13 billion in assets through closed-end funds, mutual funds and exchange-traded funds.

Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of the Portfolio’s business affairs. The Adviser invests the assets of the Portfolio, either directly or through the use of the Sub-Adviser, according to the Portfolio’s investment objective, policies and restrictions. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolio pays the Adviser an annual management fee of 0.90% based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Portfolio. The Adviser has entered into a contractual arrangement with the Trust to reimburse the Portfolio’s expenses, and/or waive a portion of the advisory or other fees, to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements at 0.95% of average daily net assets for each of Class I and III through April 29, 2016, subject to distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, which may cause the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements shown above to exceed the maximum amounts. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

The initial term of the Advisory Agreement is two years. The Board of the Trust may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Portfolio, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Portfolio will be available in the Portfolio’s annual report for the period ended December 31, 2014.

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Investment Sub-Adviser

The Adviser is responsible for selecting the Sub-Adviser to the Portfolio, subject to shareholder approval and applicable law, if appropriate. The Sub-Adviser has been engaged to manage the investments of the Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Sub-Adviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of investments in the portion of the Portfolio’s investment portfolio under its management. The Adviser pays the Sub-Adviser an annual subadvisory management fee of 0.57% on average daily net assets from $0 to $200,000,000, 0.52% on average daily net assets from $200,000,000 up to $500,000,000, or 0.47% on average daily net assets over $500,000,000 of the Portfolio. The Adviser pays the subadvisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The subadvisory management fee is paid on a monthly basis. The Portfolio is not responsible for the payment of this subadvisory management fee.

The Sub-Adviser is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index. The Sub-Adviser also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies and intends to select Listed Private Equity Companies for the Portfolio, and their respective weightings within the Portfolio, based upon a variety of criteria, including: valuation metrics and methodology, financial data, historical performance, management, concentration of underlying assets, liquidity and the need for diversification among underlying assets (i.e., industry sectors, geographic locations, stage of investment and vintage year). The Sub-Adviser’s principal address is 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.

The Sub-Adviser retains the right to use the name “Listed Private Equity” in connection with another investment company or business enterprise with which the Sub-Adviser is or may become associated. The Sub-Adviser has granted to the Trust the right and license to use the name “Listed Private Equity”, which right and license shall automatically terminate ninety (90) days after termination of the Sub-Advisory Agreement.

The initial term of the Sub-Advisory Agreement is two years. The Board of the Trust may extend the Sub-Advisory Agreement for additional one-year terms. The Board, shareholders of the Portfolio, the Adviser or the Sub-Adviser may terminate the Sub-Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the Board of Trustees’ basis for approving the Sub-Advisory Agreement with respect to the Portfolio will be available in the Portfolio’s annual shareholder report for the period ended December 31, 2014.

Portfolio Managers

Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Portfolio.

Adam Goldman

Portfolio manager of the Portfolio, is a Co-Founder and Managing Director of Red Rocks Capital LLC, 2003-Present. Previously, he served as a General Partner and Managing Director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse

Portfolio manager of the Portfolio, is a Co-Founder and Managing Director of Red Rocks Capital LLC, 2003-Present. Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 to 2001. Berger Financial oversaw in excess of $14 billion in discretionary assets and Mr. Sunderhuse managed three funds while at Berger (New Generation, Mid-Cap Growth and Select). In addition, Mr. Sunderhuse was closely involved with acquiring outside investment management firms to complement Berger Financial’s institutional line-up.

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers, including Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and each Portfolio Manager’s ownership of shares in the Portfolio.

SHAREHOLDER INFORMATION

Buying and Selling Shares

The Portfolio may sell its shares only to separate accounts of various insurance companies (the “Insurer(s)”) and to various qualified plans (“Retirement Plans”). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts or life insurance policies (“Contracts”) issued by Insurers. If you are a Contract Owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio’s shares. Any reference to the “shareholder” in this Prospectus generally refers to the Retirement Plans and the Insurers’ separate accounts. “Shareholder” does not refer to the individual investor, but the Contract Owner in such separate account or as a Participant in such Retirement Plan.

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The Trust has received exemptive relief from the SEC to sell Portfolio shares to, among others, separate accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated life insurance companies and unaffiliated life insurance companies, and trustees of qualified group pension and group retirement plans outside of the separate account context. Due to differences in tax treatment and other considerations, the interests of certain contract owners and Retirement Plans may conflict. The Trust’s Board of Trustees will monitor events in order to attempt to identify the existence of any material irreconcilable conflicts and to determine any action to be taken in response.

The Portfolio continuously offers shares to Insurers and Retirement Plans at the net asset value (“NAV”) per share next determined after the Trust or its designated agent receives and accepts a proper purchase or redemption request. Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests that are furnished to the Insurer by such Contract Owners or by Participants. The Insurers and Retirement Plans are designated agents of the Portfolio. The Trust, the Adviser and the Portfolio’s distributor reserve the right to reject any purchase order from any party for shares of the Portfolio.

The Portfolio may refuse to sell its Shares to any Insurer or Retirement Plan or may suspend or terminate the offering of the Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio’s shareholders. It is possible that a Retirement Plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on Insurer separate accounts investing in the Portfolio. The Adviser intends to monitor such Retirement Plans, and the Portfolio may discontinue sales to a Retirement Plan and require Participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of the Adviser is at risk of losing) its qualified plan status.

The Portfolio will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures from either the Insurer or Retirement Plan required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts such instructions in proper form.

The Portfolio may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange (“NYSE”) is restricted, or the NYSE is closed for other than weekends and national holidays; when an emergency makes it not reasonably practicable for the Portfolio to dispose of its assets or calculate its NAV; or as permitted by the Securities and Exchange Commission.

Certain Insurers, separate accounts, or Adviser affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these Insurers or separate accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Portfolio’s NAV. Shareholders receiving an ‘in-kind’ redemption may realize a gain or loss for tax purposes when liquidating acquired securities and will incur all transaction fees.

The accompanying disclosure documents for the Contracts or Retirement Plans describes the allocation, transfer, and withdrawal provisions of such Contract or Retirement Plan. These Contracts and Retirement Plans may assess fees and expenses that are not described in this Prospectus. You should review the accompanying disclosure documents for a complete description of such fees and expenses, if any.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain Insurers or other intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Portfolio. Transactions generally may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees are paid by the Portfolio to the distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the distributor on behalf of the Portfolio converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Portfolio may increase.

Valuing Shares

The price at which you buy, sell, or exchange Portfolio shares is the share price or NAV. The share price for shares of the Portfolio is determined by adding the value of the Portfolio’s investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the shares outstanding of the Portfolio. The Portfolio is open for business each day that the NYSE is open (a “Business Day”). Each NAV is calculated at the close of that Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). NAV is not calculated on the days that the NYSE is closed.

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When the Portfolio calculates its NAV, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Board of Trustees.

Excessive Trading and Market Timing Activities

While the Portfolio provides its shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive trading and market timing activities (“Disruptive Trading”) in the Portfolio’s shares can be disruptive to the management of the Portfolio and as a result may hurt the long-term performance of the Portfolio.

For example, Disruptive Trading activities may expose long-term shareholders to additional risks, such as:

¡	dilution of the value of the Portfolio’s shares held by long-term shareholders who do not engage in this activity;

¡	the loss of investment opportunity by requiring a Portfolio to maintain more liquid assets as opposed to being able to invest such assets in Fund Investments; and

¡	increased brokerage and administrative cost to the Portfolio due to redemption requests that are unusually large in either dollar amounts or number of redemptions.

In addition, the Portfolio may invest in shares of Fund Investments which in turn may invest in securities that may be primarily listed on foreign exchanges, the impact of events that occur after the close of a foreign exchange but before the close of trading on the NYSE may present risks of “time-zone arbitrage”. Similarly, such Fund Investments may hold certain small-capitalization (e.g., small company) stocks that are thinly traded, and these types of securities, as with securities listed on foreign exchanges, are also prone to stale pricing and other potential pricing discrepancies (each a “Market Timing” strategy). An investor engaging in this type of Market Timing of the Portfolio is seeking to capture any pricing inefficiencies and possibly cause a dilution of the value in the Portfolio’s NAV. Excessive Trading risks can be magnified for mutual funds that are smaller in asset size.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted policies that it believes are reasonably designed to discourage Disruptive Trading. The Portfolio is typically available as an investment option under a number of different variable insurance products of Insurers and Retirement Plans. Contract Owners of these variable insurance products and Participants of these Retirement Plans may typically transfer value among subaccounts of the Insurer’s separate accounts or Retirement Plans by contacting the Insurer or Retirement Plan, as applicable. The resulting purchases and redemptions of Portfolio shares may be made through omnibus accounts of the Insurer’s separate account or Retirement Plan, as applicable. The right of a Contract Owner or Participant to transfer among subaccounts is governed by a contract or plan between the Insurer or Retirement Plan and such Contract Owner or Participant, respectively. Because the record owners of the Portfolio are generally the Insurers or Retirement Plans, and not the Contract Owners or Participants, the Trust is not ordinarily in a position to directly monitor for or uncover Disruptive Trading by Contract Owners or Participants. The terms of these contracts or plans, the presence of financial intermediaries (including the Insurers) between the Portfolio and Contract Owners and Participants, the utilization of omnibus accounts by these intermediaries and other factors, such as state insurance laws, may limit the Portfolios’ ability to detect and deter market timing.

As a consequence, the Trust typically seeks to enlist the cooperation or assistance, through contractual arrangements or otherwise, of an Insurer, Retirement Plan or intermediary in seeking to detect, monitor and deter Disruptive Trading. An Insurer, Retirement Plan or intermediary may not have the capability or willingness to assist to the degree or in the manner requested by the Trust. In addition, certain parties who engage in Disruptive Trading may employ a variety of techniques to avoid detection.

None of these tools, however, can guarantee the possibility that Disruptive Trading activity will not occur, and the Trust cannot guarantee that monitoring by the Insurers or Retirement Plans will be 100% successful in detecting all Disruptive Trading. Consequently, there is a risk that some investors could engage in Disruptive Trading activities.

Any shareholder who wishes to engage in a Disruptive Trading strategy should not purchase shares of the Portfolio.

Anti-Money Laundering

Under applicable anti-money laundering regulations and other Federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Contract Owners and Participants may be asked to provide additional information in order for the Trust and its agents to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other Federal regulations.

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Distributions and Tax Consequences

The Portfolio distributes substantially all of its net income and capital gains to shareholders each year. The Portfolio pays capital gains and income dividends at least annually. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested at net asset value in the Portfolio. For Contract Owners the result of automatic reinvestment of distributions on a Portfolio’s performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

The Portfolio intends to qualify as a “regulated investment company” under Section 851 the Code, in order to be relieved of Federal income tax on that part of its net investment income and realized capital gains it distributes to shareholders. To qualify, the Portfolio must meet certain relatively complex income and diversification tests. The loss of such status would result in the Portfolio being subject to Federal income tax on their taxable income and gains.

The Trust is an open-end registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As such, the Portfolio is generally limited under the 1940 Act to one distribution in any one taxable year of long-term capital gains realized by the Portfolio. In this regard, that portion of a Portfolio’s income which consists of gain realized by the Portfolio on a sale of a security may constitute long-term capital gain subject to this limitation.

In addition to the diversification requirements applicable to regulated investment companies generally, Section 817(h) of the Internal Revenue Service Code and the Treasury Regulations promulgated thereunder impose additional diversification requirements on separate accounts holding variable annuity and variable life insurance contracts. In determining whether a separate account satisfies the foregoing diversification requirements, Section 817(h) allows a separate account to look through the to the assets of regulated investment companies in which such separate account has invested under certain conditions which the Portfolio believes that it will satisfy. The Adviser intends to diversify investments in accordance with those requirements. The Insurers’ prospectuses for variable annuities policies describe the Federal income tax treatment of distributions from such contracts to Contract Owners.

Employee benefit plans and other tax-exempt investors considering an investment in any of the Portfolio should consult their tax advisers about the potential tax consequences of such an investment.

The foregoing is only a short summary of important federal tax law provisions that can affect the Portfolio. Other federal, state, or local tax law provisions may also affect the Portfolio and its operations.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser, or if applicable, the Insurer through which your investment in the Portfolio is made, about your investment.

Distribution Plans

The Board of Trustees has adopted a separate plan of distribution for each Class pursuant to Rule 12b-1 under the 1940 Act for the Portfolio (a “Distribution Plan”).

Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, insurance companies, retirement plan administrators and other service providers that provide a variety of possible services. The Board of Trustees has currently authorized such payments on behalf of the Portfolio.

Class III Distribution Plan

The Class III Distribution Plan permits the use of the Portfolio’s assets to compensate the Portfolio’s distributor, ALPS Portfolio Solutions Distributor, Inc. (“APSD”), for its services and costs in distributing shares and servicing shareholder accounts. The Class III Distribution Plan also recognizes that the Adviser and Sub-Adviser may use their management fee revenues, as well as their past profits, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Class III Distribution Plans, APSD receives an amount equal to 0.25% of the average annual net assets of the Class III shares of the Portfolio. All or a portion of the fees paid to APSD under the Class III Distribution Plan will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing administrative services. These services generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

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Because the fees paid under the Class III Distribution Plan are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plans

The Portfolio has adopted a shareholder services plan (a “Services Plan”) with respect to Class III shares. Under the Services Plan, the Portfolio is authorized to pay third party service providers, including but not limited to insurance companies, banks and their affiliates, other institutions, broker-dealers and Trust affiliates (“Participating Organizations”), for non-distribution related services to shareholders of Class III shares.

Payments under the Services Plan are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.25% of the average daily net asset value of the Class III shares of the Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

Because these shareholder services fees are paid out of assets attributable to the Portfolio’s Class III shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

OTHER INFORMATION

Net Asset Value

The net asset value per share of the Portfolio will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) each day the NYSE is open for business and will be computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of regular trading on the NYSE on that day.

Foreign securities exchanges, which set the prices for foreign securities held by the Portfolio, are not always open the same days as the NYSE, and they may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE but not observed by foreign exchanges. In this situation, the Portfolio would not calculate net asset value on Thanksgiving Day and the Portfolio would not buy, sell or exchange shares for investors on that day, even though activity on foreign exchanges could result in changes in the net asset value of investments held by the Portfolio on that day. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the Business Day as of which such value is being determined.

Notwithstanding the foregoing, where market quotations are not readily available, or in the Adviser’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board of Trustees. Examples of potentially significant events that could materially impact the Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, and other similar instruments for which there are no market quotations readily available. There can be no assurance, however, that a fair valuation used by the Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating the Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. The Portfolio may change the time at which orders are priced if the NYSE closes at a different time or an emergency exists. With respect to any portion of the Portfolio’s assets that are invested in Fund Investments that are registered under the 1940 Act, the Portfolio net asset value is calculated based upon the net asset values of the those Fund Investments in which the Portfolio invests, and the prospectuses for those Fund Investments explain the circumstances under which such Fund Investments will use fair value pricing and the effects of using fair value pricing.

Disclosure of Portfolio Holdings

The SAI contains a detailed description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings.

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FINANCIAL HIGHLIGHTS

The ALPS/Red Rocks Listed Private Equity Portfolio is newly organized and its shares were not offered during the fiscal year ended December 31, 2013. Therefore, this Portfolio does not have financial highlights for the period ended December 31, 2013. Additional information about this Portfolio’s investments will be available in its annual and semi-annual reports when they are available.

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Service Providers

Adviser:	ALPS Advisors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Sub-Adviser to the Portfolio:	Red Rocks Capital LLC 25188 Genesee Trail Road, Suite 250
Golden, Colorado 80401

Distributor:	ALPS Portfolio Solutions Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Legal Counsel:	Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado 80202

Independent Registered	Deloitte & Touch LLP
Public Accounting Firm:	555 17th Street, Suite 3600 Denver, Colorado 80202

Transfer Agent:	ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian:	State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02111

Inquiries and Copies of Portfolio Documents

To make inquiries and to request other information, including a Prospectus, Statement of Additional Information, Annual Report, or Semi-Annual Report, free of charge, please contact your insurance company or plan sponsor, call (866) 432.2926, or visit the Portfolio’s website at www.alpsfunds.com.

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders, when available. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

The Statement of Additional Information dated September 30, 2014 is a supplement to this Prospectus and has detailed information about the Portfolio and its investment policies and practices. The Statement of Additional Information is incorporated into this Prospectus by reference; in other words, it is legally a part of this Prospectus, and you are considered to be aware of its contents.

Copies of these materials, including the Statement of Additional Information, are also available, after paying a duplication fee, from the SEC’s Public Reference Section at 100 F Street N.E., Washington, D.C. 20549-1520. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-551-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov. These materials are also available on the SEC web site at www.sec.gov.

ALPS Portfolio Solutions Distributor, Inc., distributor

Investment Company Act File #811-21987

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STATEMENT OF ADDITIONAL INFORMATION

ALPS VARIABLE INVESTMENT TRUST

ALPS/Red Rocks Listed Private Equity Portfolio: Class I (N/A) and Class III (AVPEX)

September 30, 2014

A Prospectus for the shares of the ALPS/Red Rocks Listed Private Equity Portfolio (the “Portfolio”) dated September 30, 2014 (the “Prospectus”), provides the basic information you should know before investing in the Portfolio. This Statement of Additional Information (“SAI”) is incorporated by reference into the Prospectus; in other words, this SAI is legally part of the Prospectus. Although this SAI is not a prospectus, it contains information in addition to the information set forth in the Prospectus. It is intended to provide additional information regarding the activities of the Portfolio and should be read in conjunction with the Prospectus. The most recent annual report of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”), is incorporated by reference into this SAI, and can be obtained free of charge by calling the toll-free number printed below.

You may obtain, without charge, the current Prospectus and SAI for the Portfolio by writing to your insurance company, plan sponsor or contacting the Trust at (866) 432-2926. You may also visit the Portfolio’s website at www.alpsfunds.com.

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies (“Contracts”). The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of Contracts, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The Portfolio is a separate portfolio of the Trust, an open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 26, 2000. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. On April 30, 2013, the Trust changed its name from Financial Investors Variable Insurance Trust. There are currently nine Portfolios of the Trust.

The assets of the Trust received for the issue or sale of shares of the Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio’s property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insurance companies and qualified plans will typically be each Portfolio’s only shareholders of record, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), such shareholders may be deemed to be in control of the Portfolio. When a shareholder’s meeting occurs, each insurance company generally solicits and accepts voting instructions from its Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each shareholder then votes the Portfolio’s shares that are attributable to its interests in the Portfolio in which it is entitled to vote, in proportion to the voting instructions received.

Typically for insurance companies, each Portfolio is available through separate accounts relating to both variable annuity and variable life insurance contracts. The Portfolios do not currently foresee any material disadvantages to Contract owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts, and the Trustees continuously monitor events for the existence of material irreconcilable conflict between or among Contract owners and qualified pension or retirement plan participants. Material conflicts could arise from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts or qualified pension or retirement plans may withdraw their investment in the Portfolio. This could possibly require the Portfolio to sell securities. Each insurance company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts, and each qualified pension or retirement plan will bear the expenses of establishing separate portfolios for its qualified plan, if such action becomes necessary. However, intermediary expenses that are ultimately borne by Contract owners or qualified plan participants will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts or qualified plans with substantial assets.

VOTING RIGHTS. Each Portfolio’s capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder and Trustee Liability” above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

INVESTMENT RESTRICTIONS AND LIMITATIONS

The investment restrictions designated as “fundamental” in the following have been adopted by the Portfolio as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Portfolio. As used in this SAI and in the prospectus, the term “majority of the outstanding shares of the Portfolio” means the affirmative vote of, the lesser of:

•	67% or more of the Portfolio’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or

•	more than 50% of the Portfolio’s outstanding shares.

Fundamental Investment Restrictions

The Portfolio may not:

(1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio;

(2) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (excluding the U.S. Government and its agencies and instrumentalities), except that the Portfolio will normally invest greater than 25% of its assets in the securities of issuers in the private equity related industries;

(3) Issue senior securities, except as permitted by the 1940 Act;

(4) Borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(5) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter under certain federal securities laws;

(7) Make loans, provided that the Portfolio may lend its portfolio securities in an amount up to 33% of total Portfolio assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(8) Purchase or sell real estate or interests in real estate; provided, however, that the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); or

(9) Invest directly in commodities, except that the Portfolio may invest in securities of issuers, including other registered investment companies, whose business is related to commodities, and in derivatives or other instruments that are regarded as commodity interests under the Commodity Exchange Act.

For the purposes of Restriction (2), the Portfolio currently intends to use the Standard Industrial Classification System (“SIC”). The use of any particular classification system is not a fundamental policy of the Portfolio. The Portfolio may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.

Non-fundamental Investment Restrictions

In addition, it is contrary to the Portfolio’s present policy, which may be changed without shareholder vote, to:

(1) Invest more than 15% of its net assets in illiquid securities; or

(2) Make short sales of securities or maintain a short position or purchase securities on margin, in excess of 10% of the Portfolio’s net assets (based on then-current value), except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions, and the Portfolio may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase): provided, however, that the treatment of the restrictions related to borrowing money, investing in illiquid securities and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

With respect to the above fundamental investment restriction on making loans, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1⁄3% of its total assets and the Portfolio will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

Classification

The 1940 Act classifies mutual funds as either diversified or non-diversified. The Portfolio is classified as diversified.

Commodity Pool Operator Status

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser and/or Sub-Adviser, as applicable, of the Portfolio intends to either: (i) comply with the requirements of the CEA by operating the Portfolio in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO or Commodity Trading Advisor (“CTA”), as applicable, with the CFTC and the National Futures Association; or (iii) operate the Portfolio in a manner such that the Portfolio will not be a “commodity pool” under the CEA.

Master/Feeder Structure

In lieu of investing directly, the Board of Trustees may consider whether the Portfolio’s investment objective would be furthered by converting to a Master/Feeder Portfolio Structure, pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio. The Master/Feeder Portfolio Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Portfolio Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Portfolio. In addition, a Master/Feeder Portfolio Structure may serve as an alternative for large, institutional investors in the Portfolio who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Portfolio’s current operational structure. No assurance can be given, however, that the Master/Feeder Portfolio Structure will result in the Portfolio stabilizing its expenses or achieving greater operational efficiencies.

The Portfolio’s methods of operation and shareholder services would not be materially affected by its investment in another investment company (“Master Portfolio”) having substantially the same investment objective and polices as the Portfolio, except that the assets of the Portfolio may be managed as part of a larger pool of assets. If the Portfolio invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio and the Master Portfolio would directly invest in accordance with the objectives and policies described for the Portfolio. The Portfolio would otherwise continue its normal operation. The Board of Trustees would retain the right to withdraw the Portfolio’s investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so. The Portfolio would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

If the Board of Trustees determines that a conversion to a Master/Feeder Portfolio Structure is in the best interest of the Portfolio’s shareholders, it will consider and evaluate specific proposals prior to the implementation of a conversion. Furthermore, the Portfolio’s Prospectus and SAI would be amended to reflect the implementation of the Portfolio’s conversion and its shareholders would be notified in advance of any such conversion.

INVESTMENT INSTRUMENTS AND ASSOCIATED RISKS

The Prospectus discusses the investment objective of the Portfolio and the policies to be employed to achieve the objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolio may invest, and certain risks related to such investments.

Listed Private Equity Companies

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies.

The Portfolio intends to invest in the securities of Listed Private Equity Companies domiciled in, or primarily listed on, exchanges in Asia, Africa, Europe, North America, and S. America. The underlying assets of such Listed Private Equity Companies may be domiciled throughout the world.

The Listed Private Equity Companies in which the Portfolio intends to invest include investments in a wide array of businesses/industries at various stages of development, from early to later stage to fully mature businesses. The Portfolio intends to focus its portfolio on Listed Private Equity Companies that emphasize making equity and equity-like (preferred stock, convertible stock and warrants) investments in later stage to mature businesses, but may invest in Listed Private Equity Companies making debt investments and in other stages of development. In addition, the Portfolio may invest in the common stock of closed-end management investment companies, including business development companies that invest in securities of Listed Private Equity Companies.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, valuation risk, sector risks, non-U.S. security risk, currency risk, credit risk and managed portfolio risk.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

Market Risk

The market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

Money Market Mutual Funds. In order to maintain sufficient liquidity, to implement investment strategies or for temporary defensive purposes, the Portfolio may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Other Investment Companies. Under the 1940 Act, the Portfolio may not acquire shares of another investment company (exchange-traded funds (“ETFs”) or other investment companies) if, immediately after such acquisition, the Portfolio and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Portfolio is subject to the 3% Limitation unless (i) the ETF or the Portfolio has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Portfolio; and (ii) the ETF and the Portfolio take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies, including the Portfolio, to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Exempted ETF. The Trust has entered into such an agreement with a number of Exempted ETFs so that the Portfolio will be permitted to invest in such Exempted ETFs in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Portfolio may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Portfolio from allocating its investments in the manner that the Adviser or Sub-Adviser considers optimal, or cause the Adviser or Sub-Adviser to select a similar basket of stocks (pre-selected groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) (“Stock Baskets”) or a similar index-based mutual fund or other investment company (collectively, “Indexed Investments”) as an alternative. The Portfolio may also invest in Indexed Investments when the Adviser or Sub-Adviser believes they represent more attractive opportunities than similar ETFs. The Portfolio’s investments in other investment companies will be subject to the same 3% Limitation described above.

In 2011, the SEC granted the Sub-Adviser no-action relief in connection with certain foreign funds. Pursuant to the relief, the SEC indicated it would not recommend enforcement under Section 12(d)(1)(A) of the 1940 Act if the registered investment companies for which the Sub-Adviser provides investment management services (including the Portfolio) purchase shares of “subject foreign funds” (as defined in the relief; generally, publicly offered investment companies organized outside of the United States) in excess of the 3% Limitation, subject to certain conditions specified in the no-action relief.

In addition, to the extent that the Portfolio relies upon Section 12(d)(1)(F) under the 1940 Act in purchasing securities issued by another investment company, the Portfolio must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF or other investment company shares held by the Portfolio, the Portfolio intends to vote such shares in the same proportion as the vote of all other holders of such securities.

EQUITY SECURITIES. The Portfolio may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Portfolio’s investment in shares of other investment companies. The equity portion of the Portfolio’s portfolio may include common stocks traded on foreign or domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Portfolio’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Portfolio invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Portfolio owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Portfolio to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Portfolio. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

FOREIGN SECURITIES. The Portfolio may invest directly or indirectly in foreign debt or equity securities traded on U.S. exchanges, in over-the-counter markets or in the form of American Depositary Receipts (“ADRs”) described below. The Portfolio may also invest in foreign currency and foreign currency-denominated securities. As noted in the Prospectus, investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restring ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, and transaction costs of foreign currency conversions.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries because of inconsistent legal interpretations or less defined legal and regulatory provisions or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other governmental intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises and securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the Adviser or Sub-Adviser, as applicable, will be able to anticipate these potential events or counter their effects.

Depositary Receipts. American Depositary Receipts (“ADRs”) provide a method whereby the Portfolio may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that participates in a sponsored program.

Foreign Currency Transactions. Investments in foreign securities involve currency risk. Although the Portfolio may engage in various transactions to hedge currency risk, no Fund is not required to do so. The instruments the Portfolio may use for this purpose include forward foreign currency contracts, foreign currency futures contracts and options on foreign currencies.

A forward foreign currency contract is an obligation to purchase or sell a specified currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price established at the time of the contract. These contracts are entered into directly between currency traders and their customers. The Portfolio may use these contracts to purchase or sell a foreign currency for the purpose of locking in the U.S. dollar price of foreign securities the Portfolio has agreed to purchase or the amount in U.S. dollars that the Portfolio will receive when it has sold foreign securities.

Currency futures contracts are similar to forward currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. The Portfolio may purchase or sell foreign currency futures contracts to protect against fluctuations in the U.S. dollar values of foreign securities. For example, the Portfolio may sell a futures contract on a foreign currency when it holds securities denominated in that currency and it anticipates a decline in the value of that currency relative to the U.S. dollar. If such a decline were to occur, the resulting adverse effect on the value of the foreign-denominated securities may be offset, in whole or in part, by gains on the futures contract.

A currency option is the right - but not the obligation - to buy (in the case of a call) or sell (in the case of a put) a set amount of one currency for another at a predetermined time in the future. The two parties to a currency option contract are the option buyer and the option seller/writer. The option buyer may, for an agreed upon price, purchase from the option writer a commitment that the option writer will sell (or purchase) a specified amount of a foreign currency upon demand. The option extends only until the stated expiration date. The rate at which one currency can be purchased or sold is one of the terms of the option and is called the strike price. The total description of a currency option includes the underlying currencies, the contract size, the expiration date, the strike price and whether the option is an option to purchase the underlying currency (a call) or an option to sell the underlying currency (a put). There are two types of option expirations, American-style and European-style. American-style options can be exercised on any business day prior to the expiration date. European-style options can be exercised at expiration only.

The use of foreign currency transactions involves risks, including the risk of imperfect correlation between movements in futures or options prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions also depends on the ability of the Adviser or Sub-Adviser, as applicable, to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Adviser’s or Sub-Adviser’s judgment, as applicable, will be accurate. The use of foreign currency transactions also exposes the Portfolio to the general risks of investing in futures and options contracts, including: the risk of an illiquid market and the risk of adverse regulatory actions. Any of these factors may cause the Portfolio to lose money on its foreign currency transactions. The Portfolio generally does not hedge currency risks, and generally will do so, if at all, only in connection with settlements of their purchases or sales of foreign securities.

CONVERTIBLE SECURITIES. In addition to common and preferred stocks, the Portfolio may invest directly or indirectly in securities convertible into common stock if, for example, the Adviser or Sub-Adviser, as applicable, believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Portfolio include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The price of warrants do not necessarily move parallel to the prices of their underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of their issuing corporation. Warrant positions will not be used to increase the leverage of the Portfolio; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Portfolio’s ability to invest in warrants may be limited by the Portfolio’s investment restrictions.

REAL ESTATE SECURITIES. The Portfolio will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Portfolio may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

The Portfolio may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to a REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

CORPORATE AND MUNICIPAL FIXED INCOME SECURITIES. The Portfolio’s fixed income investments may include corporate and municipal fixed income securities. Corporate and municipal fixed income securities purchased by the Portfolio may be of any credit quality, maturity or yield. Accordingly, the Portfolio’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, are of equivalent quality in the Adviser’s or Sub-Adviser’s opinion). In addition, the Portfolio’s fixed income securities may include lower-rated fixed income securities including, without limitation, “junk” bonds. Fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. While the Adviser or Sub-Adviser utilize the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

MONEY MARKET INSTRUMENTS. The Portfolio may invest directly and indirectly in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Portfolio acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Portfolio will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is of equivalent quality in the Adviser’s or Sub-Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Portfolio only through the Master Note program of the Portfolio’s custodian bank, acting as administrator thereof. The Adviser or Sub-Adviser, as applicable, will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Portfolio.

U.S. GOVERNMENT SECURITIES. The Portfolio may invest a portion of its portfolio in U.S. government securities such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) and the Overseas Private Investment Corporation (“OPIC”), as well as obligations of U.S. government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration, Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank, Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA and OPIC), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA and FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA and FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Portfolio’s shares.

ZERO COUPON SECURITIES. The Portfolio may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike fixed income securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Portfolio engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Portfolio could experience both delays in liquidating the underlying security and losses in value.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may also engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Portfolio is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Portfolio. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Portfolio must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ILLIQUID INVESTMENTS. The Portfolio may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Adviser, as applicable, determines the liquidity of the Portfolio’s investments, and through reports from the Adviser or Sub-Adviser, as applicable, the Board monitors investments in illiquid instruments. In determining the liquidity of the Portfolio’s investments, the Adviser or Sub-Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within its limitations on investment in illiquid securities, the Portfolio may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

FUNDING AGREEMENTS. Within the limitations on investments in illiquid securities, the Portfolio may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the Portfolio to require prompt performance by the insurance company of its payment obligations under the funding agreement.

DERIVATIVE INSTRUMENTS. The Portfolio will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Adviser, on behalf of the Portfolio, has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the CEA. Therefore, the Portfolio is not subject to regulation or registration as a commodity pool operator under the CEA.

OPTIONS. The Portfolio may purchase and write put and call options on securities. The Portfolio may write a put or call option only if the option is “covered” by the Portfolio holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Portfolio’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Adviser seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Portfolio may be unable to close out a position.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, the Portfolio, upon entering into a futures contract (and to maintain the Portfolio’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Portfolio seeks to earn interest income on its initial and variation margin deposits.

The Portfolio will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Portfolio’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Portfolio may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Portfolio will write options only on futures contracts that are “covered.” The Portfolio will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian or broker (or an affiliate thereof) cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Portfolio will be considered “covered” with respect to a call option it has written on a fixed income security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. The Portfolio will be considered “covered” with respect to a call option it has written on a securities index future if the Portfolio owns securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Portfolio’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Portfolio’s portfolio against a market advance when the Portfolio is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser or Sub-Adviser, as applicable, applies a hedge in the Portfolio’s portfolio at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Portfolio’s return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.

In general, the Portfolio will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Portfolio’s total assets.

In instances involving the purchase of futures contracts or the writing of put options thereon by the Portfolio, the Portfolio will deposit in a segregated account with its custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts or options written (less any related margin deposits), to the extent that such deposits are required under the 1940 Act.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a when-issued basis or for settlement at a future date if the Portfolio holds sufficient assets to meet the purchase price. In such purchase transactions, the Portfolio will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Portfolio will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Portfolio would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Portfolio may sell such a security prior to the settlement date if the Adviser or Sub-Adviser felt such action was appropriate. In such a case, the Portfolio could incur a short-term gain or loss.

SHORT SALES OF SECURITIES. The Portfolio may make short sales, which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Portfolio will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Portfolio then sells the borrowed security to a buyer in the market. The Portfolio will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Portfolio is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with a short sale. When the Portfolio makes a short sale, the Portfolio will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Portfolio’s books and/or in a segregated account at the Portfolio’s custodian or broker (or an affiliate thereof) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender, to the extent such deposit is required by applicable law and/or the parties involved in the transaction. In determining the amount to be segregated, any securities that have been sold short by the Portfolio will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Portfolio’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Portfolio’s short position obligations.

In addition, the Portfolio may make short sales “against the box,” i.e., when the Portfolio sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under “Fundamental Restrictions” in this SAI, the Portfolio does not invest directly in commodities. However, the Portfolio may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Portfolio may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

INVESTMENTS IN VOLATILITY INDICES. The Portfolio may also utilize swaps, options, ETFs, ETNs or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index, or may invest in securities or options designed to reflect the implied volatility of an underlying market. Investors generally use these securities to speculate or hedge against changes in implied volatility (and thereby, overall perceived risk) in the markets they track. As a general rule, volatility options indices go up when investors are unsure about the outlook for the economy and the markets, and these indices go down when investors are content and/or confident in the outlook for the economy and the markets. These indices generally measure implied volatility based on derivatives prices (e.g., relative options prices and spreads); however, index levels and prices of securities tracking index levels are only indicators of current investor sentiment, and are not necessarily predictive of future index levels (i.e., there is always a possibility that an index level may go higher or lower in the future, regardless of the index’s current level).

An investment in a security tracking a volatility index is subject to the risk that the investor’s interpretation of the index level is incorrect, thereby subjecting the investor to unexpected changes (or lack of changes) in the level of the relevant index and the price of the security based on the level. Securities tracking volatility indices are also subject to the risks of flaws in the tracking methodology, as well as failures to track the index value due to market or other factors. Volatility swaps are also subject to counterparty credit risk, since the investor may lose money if the counterparty fails to meet its obligations. In addition, investments in volatility indices through ETFs or other investment companies are also subject to the risks of these types of securities as explained elsewhere in this SAI.

While investments in volatility indices may be used by the Portfolio in an effort to limit losses in a sharp market decline, there is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are also costs associated with entering into such investments, which can adversely impact returns.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Portfolio may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Adviser or Sub-Adviser has determined are creditworthy under guidelines established by the Board. In determining whether the Portfolio will lend securities, the Adviser or Sub-Adviser, as applicable, will consider all relevant facts and circumstances. The Portfolio may not lend securities to any company affiliated with the Adviser or Sub-Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Portfolio might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Portfolio cash or cash equivalent collateral, or provide to the Portfolio an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Portfolio any interest paid on the loaned securities, and the Portfolio may invest the cash collateral to earn additional income. Alternatively, the Portfolio may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or the Portfolio will be paid a premium for the loan. Loans are subject to termination at the option of the Portfolio or the borrower at any time. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

INVESTMENTS IN SWAPS AND OTHER CREDIT DERIVATIVES. The Portfolio may invest in swaps and other credit derivatives such as credit default swaps (“CDSs”). The economic return of CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which the Portfolio invests. As a result, the Portfolio’s ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, the Portfolio will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, the Portfolio generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. The Portfolio will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically settled CDSs, the Portfolio obtains such rights upon delivery of the defaulted reference obligations, the Portfolio’s ability to “work-out” effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose the Portfolio to counterparty risk. In the event of the insolvency of the counterparty, the Portfolio will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, the Portfolio will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When the Portfolio enters into a short unfunded CDS, upon the occurrence of a credit event, the Portfolio has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when the Portfolio enters into a long unfunded CDS, upon the occurrence of a credit event, the Portfolio has an obligation to deliver a cash payment related to such credit event. To the extent the Portfolio lacks adequate funds to satisfy these delivery requirements, the Portfolio will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Portfolio’s return may be adversely affected.

To the extent a CDS requires the Portfolio to settle physically the defaulted reference obligation, the Portfolio may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the reference obligation, the Portfolio’s exposure to credit risk with respect to the CDS increases. Finally, to the extent that the Portfolio’s swap positions are leveraged, any Portfolio losses will be magnified.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Portfolio enters into a long or short swap, respectively). The Portfolio’s position in CDSs is also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk. The Portfolio may also invest in certificates which represent an undivided interest in a pool of high yield fixed income securities (“Underlying Securities”). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. The Portfolio may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the Underlying Securities. Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Portfolio redeems its certificates, the Portfolio will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities. The Portfolio’s ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Portfolio’s yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Portfolio’s investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

The Portfolio’s ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Portfolio enters into the transaction to meet its obligations to the Portfolio. The Portfolio may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

TEMPORARY DEFENSIVE POSITIONS. The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Portfolio may also hold up to 100% of its portfolio in cash and cash equivalent positions. When the Portfolio takes a temporary defensive position, the Portfolio may not be able to achieve its investment objective.

BORROWING. The Portfolio may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Portfolio may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Portfolio should ever borrow money under these conditions, such borrowing could increase the Portfolio’s costs and thus reduce the value of the Portfolio’s assets.

PORTFOLIO TURNOVER

The Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted the following policies and procedures with respect to the disclosure of the securities held by the Portfolio. The disclosure policy currently authorizes monthly dissemination of full holdings of the Portfolio with a fifteen (15) day lag. The holdings of the Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of the first and third fiscal quarter will be filed in Form N-Q; (ii) portfolio holdings as of the end of each six month period will be filed as part of the semi-annual report filed on Form N-CSR; and (iii) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

However, the policy and procedures set forth above do not prevent the sharing of the Portfolio’s holdings under the specific exceptions to disclosure provided below:

(1)	Disclosures that, in the opinion of Portfolio’s or Administrator’s counsel, are required by law;

(2)

Disclosures necessary for Service Providers to perform services for the Portfolio, (where Service Providers includes the Adviser, Sub-Adviser, Administrator, Custodian, Fund Accountant, software or technology providers, or any other entity that has a need to know such information in order to fulfill its contractual obligations to provide services to the Portfolio);

(3)	Disclosures necessary for Rating Agencies to assess applicable Portfolio ratings;

(4)	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in Portfolio securities;

(5)	Disclosures to the Portfolio’s or Service Providers’ regulatory authorities, accountants, or counsel; and

(6)	Disclosures by the Adviser of compiled data concerning accounts managed by the Adviser, so long as such data is presented in a format so as to not be identified as data of the Portfolio.

The Board of Trustees will periodically review the list of entities that have received holdings of the Portfolio to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest, and evaluate the effectiveness of its current portfolio holding policy.

Only officers of the Trust and their authorized agents may approve the disclosure of the Portfolio’s holdings. In all cases, eligible third parties and service providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any portfolio holdings information received and not to trade on the nonpublic information received. Neither the Trust nor its Service Providers (or any persons affiliated with either) receives any compensation or other consideration in connection with the sharing of the Portfolio’s portfolio holdings.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
ALPS Advisors, Inc. (Adviser)	Daily	None	Daily	Daily

Red Rocks Capital LLC (Sub-Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

State Street Bank and Trust Company (Custodian)	Daily	None	Daily	Daily

Deloitte & Touche LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

FactSet Research Systems Inc.	Daily	None	Daily	Daily

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. The Trustees are responsible for major decisions relating to the Portfolio’s objective, policies and techniques. The Trustees also supervise the operation of the Trust by their officers and review the investment decisions. However, the Trustees do not actively participate on a regular basis in making such decisions. Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees, who are not deemed to be “interested persons” of the Trust as defined by the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

INDEPENDENT TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen By Trustee(1)	Other Trusteeships Held By Trustee
Mary K. Anstine (73)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	43	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); Financial Investors Trust (32 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

*	The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

(1)  The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Red Rocks Capital LLC (or any affiliate) provides investment advisory services.

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen By Trustee(1)	Other Trusteeships Held By Trustee
David M. Swanson (57)	Trustee	Since November 30, 2006	Mr. Swanson is Founder & Managing Partner of SwanDog Strategic Marketing. Previously, he served as Executive Vice-President of Calamos Investments (April 2004 to March 2006), Chief Operating Officer of Van Kampen Investments (October 2002 to April 2004), and Managing Director of Morgan Stanley (February 2000 to April 2004).	9	Mr. Swanson is a Trustee of the Managed Portfolio Series (15 funds).

Jeremy W. Deems (38)	Trustee	Since September 8, 2010	Mr. Deems is Co-Founder, CFO and COO of Green Alpha Advisors, LLC. Mr. Deems is Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to founding Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company ( 1998 to June 2007).	43	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); Financial Investors Trust (32 funds); and Reaves Utility Income Fund.

*	The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

(1)  The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Red Rocks Capital LLC (or any affiliate) provides investment advisory services.

Except for their service on the Trust’s Board of Trustees, the Independent Trustees named above have not held any positions during the past two years with the Trust; any investment adviser or sub-adviser thereof; any underwriter of any portfolio of the Trust; or any affiliate of any portfolio or its investment advisers or sub-advisers, or underwriters.

INTERESTED TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee(1)	Other Trusteeships Held By Trustee
Thomas A. Carter (48)**	Trustee, Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”) and ALPS Portfolio Solutions Distributor, Inc., and Director of ALPS and ALPS Holdings, Inc.	30	Mr. Carter is a Trustee of ALPS ETF Trust (21 funds) and the Principal Real Estate Income Fund.

Scott Wentsel (52)**	Trustee	Since November 30, 2006	Mr. Wentsel is Chief Investment Officer, Americas for Morningstar Investment Management since February 2014. Mr. Wentsel was Senior Portfolio Manager for Ibbotson Associates, a Morningstar company, from April 2005 to February 2014 and Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	9	None

* The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

** Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc., the sub-adviser to certain portfolios of the Trust.

(1)  The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Red Rocks Capital LLC (or any affiliate) provides investment advisory services.

OFFICERS

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
Patrick D. Buchanan (43)	Treasurer	Since March 12, 2013	Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007, and because of his position with ALPS, he is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buchanan is also Treasurer of ALPS ETF Trust and Principal Real Estate Income Fund.

Melanie H. Zimdars (37)	Chief Compliance Officer	Since December 8, 2009	Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust, BPV Family of Funds, Broadview Opportunity Trust and RealityShares ETF Trust. Because of her position with ALPS, Ms. Zimdars is deemed to be an affiliate of the Trust.

David T. Buhler (43)	Secretary	Since June 8, 2010	Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed to be an affiliate of the Trust.

*	The address of each officer is 1290 Broadway, Suite 1100, Denver, CO 80203.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since November 30, 2006. Currently retired, Ms. Anstine has over 31 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004. From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank. She was nominated to serve as a Trustee of the Trust based on her business and financial services experience.

David Swanson

Mr. Swanson has been an Independent Trustee of the Trust since November 30, 2006. In 2006, Mr. Swanson founded SwanDog Marketing, a marketing strategy boutique serving asset and wealth managers. Mr. Swanson currently serves as SwanDog’s Managing Partner. He has 35 years of senior management and marketing experience, with 26 years in financial services. Before founding SwanDog, Mr. Swanson served as Executive Vice President and Head of Distribution for Calamos Investments, an investment management firm. As well, he previously held positions as Chief Operating Officer of Van Kampen Investments, President and CEO of Scudder, Stevens & Clark, Canada, Ltd. and Managing Director and Head of Global Investment Products at Morgan Stanley. Mr. Swanson holds an MBA from the Kellogg Graduate School of Management at Northwestern University and a Bachelors in Journalism from Southern Illinois University. He was nominated to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since September 8, 2010. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer, Chief Operating Officer, and Co-

Portfolio Manager of the Shelton Green Alpha Fund. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was nominated to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

Thomas A. Carter

Mr. Carter has been an Interested Trustee and Chairman of the Trust since March 10, 2009. Mr. Carter joined ALPS Fund Services, Inc., the Trust’s administrator, in 1994 and currently serves as President of ALPS Portfolio Solutions Distributor, Inc., the Trust’s principal underwriter, and ALPS Advisors, Inc., the Trust’s investment adviser. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder. He was nominated to serve as a Trustee of the Trust based on his business, accounting, financial services and investment management experience.

Scott Wentsel CFA, CFP®

Mr. Wentsel has been an Interested Trustee of the Trust since November 30, 2006. Currently, Mr. Wentsel serves as Chief Investment Officer, Americas for Morningstar Investment Management which includes Ibbotson Associates, the Portfolios’ investment sub-adviser. Prior to February, 2014, Mr. Wentsel was Vice President and Senior Portfolio Manager of Ibbotson Associates. Mr. Wentsel has over 25 years of investment industry experience. Prior to joining Ibbotson, Mr. Wentsel was an Executive Director with Van Kampen Investments from 2000-2005 and also worked for 13 years at Scudder Kemper Investments. Mr. Wentsel has a Masters of Business Administration degree from the University of Chicago Booth School of Business and a Bachelor of Arts in Economics from the University of Illinois. He was nominated to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Portfolio rests with the Trustees. The Trust has engaged ALPS Advisors, Inc. (the “Adviser”) and Red Rocks Capital LLC (the “Sub-Adviser”) to manage the Portfolio on a day-to day basis. The Board is responsible for overseeing the Adviser, the Sub-Adviser and other service providers in the operations of the Portfolio in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of five members, three of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Corporate Governance Committee, an Audit Committee and an Executive Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Thomas A. Carter, an Interested Trustee, to serve in the role of Chairman and President (the Trust’s Principal Executive Officer). The Chairman’s role is to preside at all meetings of each Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. In addition, the Board has appointed David Swanson as Lead Independent Trustee. The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including calling regular executive sessions of the Independent Trustees; developing the agenda of each meeting together with the Chairman; and chairing the meetings of the Independent Trustees. The Chairman and Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Portfolio’s characteristics and circumstances. These include the Trust’s multiple series of Portfolio shares, the Portfolio’s portfolio of assets, the Portfolio’s net assets and the services provided by the Trust’s service providers.

Risk oversight forms part of the Board’s general oversight of each series of the Trust and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Portfolio, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Trust management, the Adviser, the Sub-Adviser, the Portfolio’s Chief Compliance Officer, the Trust’s legal counsel and the independent registered public accounting firm for the Portfolios regarding risks faced by the Portfolio. The Board, with the assistance of Trust management and the Adviser and the Sub-Adviser, reviews investment policies and risks in connection with its review of the Portfolio’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Portfolio’s compliance program and reports to the Board regarding compliance matters for the Portfolio and its principal service providers. In addition, as part of the Board’s periodic review of the Portfolios’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

The Trust’s Board of Trustees has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Executive Committee.

The Audit Committee meets periodically with the Trust’s officers and its independent auditors to review accounting matters, the adequacy of internal controls, the responsibilities and fees of the independent auditors and other matters. Members of the Audit Committee are currently Ms. Anstine, and Messrs. Deems (Chairperson) and Swanson. Mr. Deems is an “audit committee financial expert.” During the fiscal year ended December 31, 2013, the Audit Committee convened twice.

The Nominating and Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees (including considering written nominations from shareholders delivered to the Secretary of the Trust at 1290 Broadway, Suite 1100, Denver, CO 80203) of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Governance Committee are currently Ms. Anstine (Chairperson) and Messrs. Deems and Swanson. During the fiscal year ended December 31, 2013, the Nominating and Governance Committee convened once.

The Executive Committee meets periodically to take action, as authorized by the Board of Trustees, if the Board of Trustees cannot meet. Members of the Executive Committee are currently Messrs. Carter (Chairperson), Swanson, and Wentsel. During the fiscal year ended December 31, 2013, the Executive Committee did not convene.

At the present time there are no other standing committees of the Trust’s Board of Trustees. The Board of Trustees may in the future consider establishing one or more additional committees, including but not limited to committees charged with responsibility for nomination, compensation, valuation, investment and brokerage matters.

Trustee Ownership of Portfolio Shares

As of December 31, 2013, the following table shows the dollar range of shares beneficially owned by each Trustee in the Portfolio and certain other funds.

INDEPENDENT TRUSTEES

Name of Trustees	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios in the Trust’s Family of Funds Overseen by the Trustee

Mary K. Anstine	None	None
David M. Swanson	None	None
Jeremy Deems	None	None

INTERESTED TRUSTEES

Name of Trustees	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios in the Trust’s Family of Funds Overseen by the Trustee
Thomas A. Carter	None	None
Scott Wentsel	None	None

Prior to April 1, 2013, each Independent Trustee received an annual fee consisting of a $10,000 retainer, a per meeting fee of $2,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. Effective April 1, 2013, each Independent Trustee receives an annual fee consisting of a $16,000 retainer, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended December 31, 2013:

Name of Person/Position	Aggregate Compensation from the Trust	Aggregate Compensation from the Portfolio Complex(1)

Mary K. Anstine	$30,000	$98,500

Jeremy W. Deems	$30,000	$98,500

David M. Swanson	$30,000	$98,500

(1)

The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Red Rocks Capital LLC (or any affiliate) provides services.

No employee of the Adviser, Sub-Adviser, Distributor, or Transfer Agent receives any compensation from the Trust for acting as an officer or a Trustee of the Trust.

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser. ALPS Advisors, Inc. (the “Adviser”) is a wholly owned subsidiary of ALPS Holdings, Inc. (“ALPS Holdings”). Located in Denver, Colorado, ALPS Holdings, a wholly owned subsidiary of DST Systems, Inc. (“DST”), is the parent of the Adviser and its affiliates ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc. as further described on pages 40 and 42. ALPS Holdings, through its affiliates, provides a wide range of fund services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services. The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the SEC as an investment adviser. The Adviser’s principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Thomas A. Carter is President of both the Adviser and the Trust, and Patrick D. Buchanan is an officer of the Adviser and Treasurer of the Trust.

Advisory Agreement. Under the terms of the Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”), and subject to the supervision and direction of the Board of Trustees of the Trust, the Adviser will, either directly or by employing suitable Sub-Advisers: (a) act in strict conformity with the Trust’s Declaration of Trust, the Trust’s Bylaws, the 1940 Act, and the Investment Advisers Act of 1940, as amended; (b) manage the Portfolio’s portfolio and furnish a continual investment program for the Portfolio in accordance with the Portfolio’s investment objective and policies as described in the Portfolio’s Prospectus; (c) make investment decisions for the Portfolio; (d) provide the Portfolio with investment research and statistical data, advice and supervision, data processing and clerical services; (e) provide the Trust with access to certain office facilities, which may be the Adviser’s own offices; (f) determine what securities shall be purchased for the Portfolio; what securities shall be held or sold by the Portfolio, and allocate assets of the Portfolio to separate sub-accounts of any approved sub-advisers, and determine what portion of the Portfolio’s assets shall be held uninvested; (g) review asset allocations and investment policies with the Board of Trustees of the Trust every quarter; and (h) advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board of Trustees of the Trust and its committees with respect to the foregoing matters and the conduct of the business of the Portfolio. In addition, the Adviser will furnish the Trust with whatever statistical information the Trust may reasonably request with respect to the securities that the Portfolio may hold or contemplate purchasing.

As compensation for its services to the Portfolio, the Adviser receives a management fee (the “Adviser Management Fee”), payable monthly, for the performance of its services. The annual Adviser Management Fee is equal to 0.90% of the average net assets of the Portfolio. The fees are allocated daily, based on the prior day’s net assets plus the current day’s capital stock activity, at the class level. The Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

Investments. Red Rocks Capital LLC (the “Sub-Adviser” or “Red Rocks”) is controlled by Adam Goldman and Mark Sunderhuse. The Sub-Adviser is a registered investment adviser located in Golden, Colorado. The Sub-Adviser provides advisory services including discretionary management. Total assets under management in accounts where Red Rocks has discretionary authority were approximately $1.45 billion as of June 30, 2014.

Sub-Advisory Agreement. Under the terms of the Investment Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for recommending a continuous investment allocation program for the Portfolio in accordance with the Portfolio’s investment objectives, policies and restrictions as stated in the Portfolio’s Prospectus. The Sub-Adviser is the creator, manager and owner of Global Listed Private Equity Index. The Sub-Adviser has extensive investment experience and developed proprietary research on the universe of listed private equity companies and intends to select Listed Private Equity Companies for the Portfolio, and their respective weightings within the Portfolio, based upon a variety of criteria, including: valuation metrics and methodology, financial data, historical performance, management, portfolio concentration, liquidity, and the need for diversification within the Portfolio (i.e., stage of investment, type of capitalization instruments held, industry focus and geographic focus). The Sub-Adviser’s principal address is 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.

As compensation for such services, the Sub-Adviser receives from the Adviser an annual Sub-Adviser management fee (the “Sub-Adviser Management Fee”), payable monthly, for the performance of its services. The annual Sub-Adviser Management Fee is equal to 0.57% on average daily net assets from $0 to $200,000,000, 0.52% on average daily net assets from $200,000,000 up to $500,000,000, or 0.47% on average daily net assets over $500,000,000 of the Portfolio. The Sub-Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

Expense Limitation Agreement. Under the terms of the Expense Limitation Agreement with the Adviser for the benefit of the Portfolio, the Adviser agrees to waive certain fees it is entitled to receive from the Portfolio. Specifically, the Adviser agrees to reimburse Portfolio expenses and/or waive a portion of the investment advisory and other fees that the Adviser is entitled to receive to the extent necessary for the Portfolio to maintain a total annual expense ratio not exceeding 0.95% for each of Class I and Class III shares, subject to certain excluded expenses that will be borne by the Portfolio. The Adviser agrees the waivers shall continue through the end of the period ended April 29, 2016.

A discussion regarding the Board of Trustees’ basis for approving the Portfolio’s Advisory and Sub-Advisory Agreements with respect to the Portfolio will be available in the Portfolio’s annual shareholder report for the period ended December 31, 2014.

PORTFOLIO MANAGERS

The following tables summarize, as of June 30, 2014, the other investment activities of each portfolio manager of the Portfolio, including the portfolio managers of the Portfolio’s Sub-Adviser (each, a “Portfolio Manager”). All asset numbers in the table are in millions, unless otherwise noted.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts Managed	Total Assets Managed (in billions)	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)
Adam Goldman	2	$1.45	0	$0	0	$0
Mark Sunderhuse	2	$1.45	0	$0	0	$0

As of June 30, 2014, no accounts managed by the Portfolio Managers in the above table had an advisory fee based solely on investment performance of the accounts.

Description of Material Conflicts of Interest

Potential conflicts that could apply to the Portfolio include:

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio Managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide Portfolio Managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Portfolio Manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the Portfolio Manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the Portfolio Manager might be motivated to help certain funds and/or accounts over others. The Portfolio Manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the Portfolio Manager.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Index Management. The Sub-Adviser is the owner and manager of the Global Listed Private Equity Index. The Index is managed and re-balanced by a separate division within the Sub-Adviser. The Sub-Adviser has adopted policies and procedures designed to prevent information being shared between the division within the Sub-Adviser that manages the Index and the division that actively manages the Listed Private Equity Fund during the quarterly re-balancing process of the Index.

The Sub-Adviser has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Sub-Adviser and the individuals that it employs. For example, the Sub-Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Sub-Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Sub-Adviser will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Portfolio Manager Compensation Structure

The Sub-Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a fixed base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance.

The Sub-Adviser may evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following five elements:

•

Base salary. Each portfolio manager is paid a fixed base salary. In setting the base salary, the Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

•

Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 66.6% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 33.3% portion of the bonus is discretionary as determined by the Sub-Adviser and takes into account other subjective factors.

Ownership of Securities

As of the date of this SAI, the Portfolio Managers did not own any shares of the Portfolio.

THE DISTRIBUTOR

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement with the Trust dated as of April 30, 2013, as amended on March 10, 2014 and September 30, 2014 (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Portfolio’s shares is continuous. The Distributor does not receive any compensation under the Distribution Agreement.

The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use its best efforts to distribute the Portfolio’s shares. As disclosed in the Trustee and Officer tables on pages 29 and 31,

Messrs. Thomas A. Carter and Patrick D. Buchanan are affiliated persons of the Distributor and the Trust. In addition, the Distributor is a wholly owned subsidiary of ALPS Holdings, which is a wholly owned subsidiary of DST. The Distribution Agreement provides that, unless sooner terminated, it will continue until two years from the date of the Distribution Agreement and shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class III shares, respectively (the “12b-1 Plans”).

Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, broker-dealers and other intermediaries that provide those services. The Board of Trustees has currently authorized such payments for the Class I shares of the Portfolio.

Class III Distribution Plan

The Class III shares have adopted an Offensive Distribution Plan (the “Class III Distribution Plan”) that permits the use of the Portfolio’s assets to compensate the Distributor for its services in distributing shares and servicing shareholder accounts. The Class III Distribution Plan also recognizes that the Adviser and Sub-Adviser (as applicable) may use their management fee revenues, as well as their past profits, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Class III Distribution Plan, the Distributor receives an amount equal to 0.25% of the average annual net assets of the Class III shares, as applicable, of the Portfolio. All or a portion of the fees paid to the Distributor under the Class III Distribution Plan will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing administrative services. These services generally include responding to financial intermediaries’ inquiries, directing said customers’ communications, account balance maintenance and dividend posting.

Because the fees paid under the Class III Distribution Plan are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Class III Shareholder Services Plan

The Portfolio has adopted a shareholder services plan (a “Services Plan”) with respect to the Portfolio’s Class III shares. Under the Services Plan, the Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class III shares of the Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

Other Information

The Portfolio does not participate in joint distribution activities with any other investment company. No Independent Trustee of the Trust has any direct or indirect financial interest in the operation of the 12b-1 Plan or any related agreements.

The Adviser or Distributor may provide additional cash payments out of their own resources to financial intermediaries that purchase shares of the Portfolio or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the Portfolio. These additional payments may be made to financial intermediaries, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the service agent. Cash compensation also may be paid to service agents for inclusion of the Portfolio on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a service agent to recommend the Portfolio to you. Please contact your financial intermediaries for details about any payments it may receive in connection with the purchase of the Portfolio or the provisions of services to the Portfolio.

From time to time, the Adviser or the Distributor also may provide cash or non-cash compensation to service agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

FUND ADMINISTRATION

ALPS Fund Services, Inc. (“AFS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, is a wholly owned subsidiary of ALPS Holdings. As discussed above, ALPS Holdings is a wholly-owned subsidiary of DST and the parent of the Adviser and the Distributor. AFS serves as Administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to the Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

FUND TRANSFER AGENT

AFS, whose principal business address is shown above, also serves as Transfer Agent to the Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of the Portfolio sold in each state. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the Portfolio by the Sub-Adviser. The Sub-Adviser is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Sub-Adviser considers various relevant factors, including, but not limited to, the broker’s execution capability, the broker’s perceived financial stability, the broker’s responsiveness to the Sub-adviser’s transaction requests, and the broker’s clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

The Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolio or other accounts over which the Adviser or Sub-Adviser, or their affiliates, exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of the Portfolio may be useful to the Adviser or Sub-Adviser in rendering investment management services to the Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser or Sub-Adviser in carrying out its obligations to the Portfolio. The receipt of such research has not reduced the Sub-Adviser’s normal independent research activities; however, it enables the Sub-Adviser to avoid the additional expenses that could be incurred if it tried to develop comparable information through its own efforts. Such research is used by the Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Portfolio or account generating the brokerage.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause the

Portfolio to pay such higher commissions, the Sub-Adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Sub-Adviser’s overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Sub-Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The Sub-Adviser is authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of the Portfolio.

The Trustees periodically review the Sub-Adviser’s performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolio and review the commissions paid by the Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to the Portfolio.

When two or more portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and the Portfolio’s Sub-Adviser to be equitable to the Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Portfolio is concerned. In other cases, however, the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolio’s Sub-Adviser outweighs any disadvantages to the Portfolio that may be said to exist from exposure to simultaneous transactions.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 30, 2014, the Portfolio was new and no person owned 25% or more of the Portfolio’s outstanding shares or 5% or more of any Class of the Portfolio’s outstanding shares.

VALUATION OF PORTFOLIO SECURITIES

Calculation of Share Price

The net asset value per share of the Portfolio will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by taking the aggregate market value of all assets of the Portfolio less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made:

•

by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price;

•	by valuing portfolio securities for which a quote is readily available at the last quoted price;

•	by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

•

by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Trustees, although others may do the actual calculation.

The price (net asset value) of Portfolio shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. The NYSE is ordinarily open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of Portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchase of Shares

Orders for shares received by the Trust in good order prior to the close of the regular session of trading on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of the regular session of trading of the NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

The Trust will redeem all or any portion of a shareholder’s shares of the Portfolio when requested in accordance with the procedures set forth in the “Buying or Selling Shares” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment for such shares may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;

(b)	when trading on that exchange is restricted for any reason;

(c)	when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the

Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act that provides that each series of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio’s net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash. The Portfolio may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Portfolio’s responsibilities under the 1940 Act. Shareholders who receive redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. The Portfolio pays capital gains and income dividends annually. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by the Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

TAXES. The Portfolio is treated as a separate entity for U.S. federal income tax purposes and the Portfolio intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Code. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies’ separate accounts and qualified pension and retirement plans. Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement to avoid a nondeductible 4% excise tax imposed by Section 4982 of the Code. However, the excise tax does not apply to the Portfolio whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies (or their affiliates) held in connection with variable contracts. The Portfolio intends to qualify for this exemption and to make distributions in accordance with the calendar year distribution requirements, and therefore the Portfolio does not expect to be subject to this excise tax.

If the Portfolio fails to qualify as a regulated investment company, the Portfolio will be treated as a C corporation for U.S. federal income tax purposes, and be subject to federal, and potentially state, corporate income taxes on its taxable income and gains. Furthermore, distributions to the Portfolio’s shareholders will constitute ordinary dividend income to the extent of the Portfolio’s earnings and profits, and insurance policy and product holders could be subject to tax on distributions received with respect to Portfolio shares. In addition, as discussed below, the failure of the Portfolio to qualify as a regulated investment company would cause the Portfolio to fail to satisfy the diversification requirements applicable to variable annuity and variable life insurance contracts, which would result in taxation of the applicable insurance company’s separate accounts that own interests in the Portfolio, the insurance companies’ variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

Section 817(h) of the Code and the Treasury Regulations promulgated thereunder impose certain diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with such diversification requirements. These requirements are in addition to the diversification requirement imposed on the Portfolio by Subchapter M and the 1940 Act. The diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations promulgated thereunder place certain limitations on the proportion of the Portfolio’s assets that may be represented by a single investment or by securities issued by a single issuer. A contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments satisfy the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder.

In determining whether a separate account is adequately diversified, the separate account can look through to the assets of the regulated investment company in which it has invested, provided that whose beneficial interests are held wholly by the separate accounts of insurance companies or qualified pension or retirement plans, and that is accessible to the public solely through the purchase of variable contracts. The Trust intends for the Portfolio to qualify for the foregoing look-through rule.

The Treasury Regulations promulgated under Section 817(h) of the Code require the Portfolio’s assets to be diversified so that no single investment (which includes all securities of the issuer) represents, as of the end of each calendar quarter or within 30 days thereafter, more than 55% of the value of the Portfolio’s total assets, no two investments represent more than 70% of the Portfolio’s total assets, no three investments represent more than 80% of the Portfolio’s total assets and no four investments represent more than 90% of the Portfolio’s total assets. A “safe harbor” is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of “government securities,” each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the “safe harbor” test described above). All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.

The Trust and the Portfolio intend to qualify as a regulated investment company under the provisions of Subchapter M of the Code and to comply with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations promulgated thereunder. The failure of the Portfolio to qualify as a regulated investment company or to satisfy the diversification requirements under Section 817(h) of the Code would result in taxation of the applicable insurance companies’ separate accounts that own interests in the Portfolio, the insurance companies’ variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

The Portfolio is required to furnish to certain shareholders cost basis information indicating the holding period of those Shares purchased on or after January 1, 2012, and sold on and after that date. Unless a shareholder that is subject to the reporting requirement chooses an acceptable alternative cost basis method, the Portfolio will report cost basis information using a default cost basis method. The Portfolio is not required to furnish such information to shareholders defined as “exempt recipients” under Treasury Regulation Section 1.6045-1(c)(3) of the Internal Revenue Code. Such exempt interest shareholders generally include insurance companies and individual retirement plans. Shareholders should consult with their tax advisers to obtain more information about how the new cost basis reporting law may apply to them.

The foregoing is only a brief summary of important tax considerations that generally affect the Portfolio. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For a discussion of the impact on Contract owners of income taxes an issuer may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Contract accompanying the Contract or qualified plan disclosure accompanying the Prospectus.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated the responsibility for voting proxies to the Sub-Adviser as part of the Sub-Adviser’s management of the Portfolio, subject to continuing oversight by the Adviser and the Board. A copy of the Sub-Adviser’s Proxy Voting Policy, Procedures, and Guidelines can be found in Appendix A of this SAI. A summary of proxies voted by the Portfolio for the most recent 12 month period ending June 30 is available without a charge, upon request, by contacting your insurance company or plan sponsor, on the Trust’s website at www.alpsfunds.com, and filed on Form N-PX on the SEC’s website at www.sec.gov.

PERFORMANCE INFORMATION

Total Return

Average annual total return quotations that may be used in the Portfolio’s advertising and promotional materials are calculated according to the following formulas:

P* (1+T)ˆn = ERV

Where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period

Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Portfolio are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The following formula is used to calculate average annual returns after taxes before liquidations:

P* (1+T)ˆn = ATVD

Where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years in the base period
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the base period, at the end of the base period, after taxes on Portfolio distributions but not after taxes on redemption

The following formula is used to calculate average annual returns after taxes after liquidations:

P* (1+T)ˆn = ATVDR

Where:	P = a hypothetical initial payment of $1,000.
T = average annual total return
n = number of years in the base period
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Portfolio distributions and redemption.

The Portfolio may also calculate total return on a cumulative basis to reflect the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

Cumulative Total Return = [ (ERV) - 1 ]

Other Information

The Portfolio’s performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount.

Comparison of Portfolio Performance

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron’s, Business Week, Forbes, Fortune, Investor’s Daily, IBC/Donoghue’s Money Portfolio Report, Money Magazine, The Wall Street Journal and USA Today.

CODE OF ETHICS

The Trust, Adviser, Sub-Adviser, and the Distributor have each adopted a Code of Ethics. These policies permit personnel of such entities to purchase and sell securities held by the Portfolio, subject to certain policies that govern personal investing. These Codes of Ethics have been filed with the SEC as exhibits to the Trust’s registration statement.

CUSTODIAN

State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA, 02171 (the “Custodian”), serves as the custodian for the Portfolio. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Portfolio and, in such capacity, is the registered owner of securities in book-entry form belonging to the Portfolio. Upon instruction, the Custodian receives and delivers cash and securities of the Portfolio in connection with Portfolio transactions and collects all dividends and other distributions made with respect to portfolio securities. The Custodian also maintains certain accounts and records of the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touch LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm audits the annual financial statements for the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

Davis Graham & Stubbs LLP, 1550 17th Street, Suite 500, Denver, Colorado 80202 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

As of the date of this SAI, the Portfolio has not commenced operations. When available, you can obtain copies of the Portfolio’s Annual Report and Semi-Annual Report at no charge by writing or telephoning the Trust at the address or number on the front page of this SAI.

APPENDIX A

RED ROCKS CAPITAL LLC

PROXY VOTING AND DISCLOSURE POLICY

Overview

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

1.1.1	Policy Summary

1.1.2 Red Rocks Capital LLC (“RRC”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise. RRC will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request. Information regarding RRC’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within RRC. Advisory clients may obtain information on how their proxies were voted by RRC. However, RRC will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

POLICY:

All proxies regarding client securities for which RRC has authority to vote will, unless RRC determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by RRC to be in the best interest of RRC’s clients without regard to any resulting benefit or detriment to RRC or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as RRC determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, RRC will vote as the client clearly instructs, provided RRC receives such instructions in time to act accordingly.

RRC endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when RRC expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where RRC deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

RRC seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:

I. PROXY COMMITTEE

RRC has established a Proxy Committee whose standing members will include the two Managing Directors, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst to act as a substitute in a given matter on their behalf. Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A and Appendix B) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

(d) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II. RRC’S INVESTMENT ASSOCIATES

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding RRC’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of RRC and within RRC on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose to RRC’s Chief Compliance Officer in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix C to this policy). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation and communicating it to the Compliance Department.

Research analysts and portfolio managers should seek advice from Compliance or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by RRC, an RRC affiliate, or a RRC associate that creates an incentive (or appearance thereof) to favor the interests of RRC, the affiliate, or associate, rather than the clients’ interests. For example, RRC may have a conflict of interest if either RRC has a significant business relationship with a company that is soliciting a proxy, or if an RRC associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence RRC’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, RRC will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by RRC’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) an RRC investment associate believes that an exception to the guidelines may be in the best economic interest of RRC’s clients (collectively, “Proxy Referrals”), RRC may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance will collect and review any information deemed reasonably appropriate to evaluate if RRC or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. RRC investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to RRC’s Chief Compliance Officer in writing (see Appendix C - “Conflicts of Interest Disclosure and Certification Form”). Compliance will consider information about RRC’s significant business relationships, as well as other relevant information. The information considered by Compliance may include information regarding: (1) RRC client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the RRC investment division regarding the proxy matter. Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) RRC has a material conflict of interest, or (2) certain individuals should be excused from participating in the proxy vote at issue, Compliance will inform one of the standing members of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, RRC’s policy is to invoke one or more of the following conflict management procedures:

1.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be RRC’s proxy voting agent);
2.	Causing the proxies to be delegated to a qualified, independent third party, which may include RRC’s proxy voting agent.
3.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to RRC’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

RRC considers proxies solicited by open-end and closed-end investment companies for which

RRC or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for RRC. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

RRC has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

1.	RRC’s Code of Ethics affirmatively requires that associates of RRC act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of RRC’s Clients.

2.	By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any RRC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

☐	To disclose in writing to RRC’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how RRC will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of RRC. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

☐	To refrain from taking into consideration, in the decision as to whether or how RRC will vote proxies the existence of any current or prospective material business relationship between RRC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

3.	In certain circumstances, RRC follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. In the event that RRC determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

4.	Any potential conflict of interest should be reported on the Conflicts of Interest Disclosure Form (Appendix C).

IV. PROXY VOTING GUIDELINES

A. RRC’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A (The ISS Governance 2012 U.S. Proxy Voting Guidelines Summary) and in Appendix B (The ISS Governance 2012 International Proxy Voting Guidelines Summary). RRC uses an independent, third-party vendor (currently ISS Governance) to implement its proxy voting process as RRC’s proxy voting agent. In general, whenever a vote is solicited, ISS Governance will execute the vote according to RRC’s Voting Guidelines (which generally follow ISS recommendations).

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will document why such proxy should be voted other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will generally be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, RRC will refrain from voting such securities. However, in the exceptional circumstances that RRC determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.	RRC will use an independent, third-party vendor, to implement its proxy voting process as RRC’s proxy voting agent. This retention is subject to RRC continuously assessing the vendor’s independence from RRC and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with RRC’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and RRC’s clients, on the other hand. As means of performing this assessment, RRC will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	The proxy vendor will provide proxy analysis and record keeping services in addition to voting proxies on behalf of RRC in accordance with this Policy.

3.	On a weekly basis, RRC will send to the proxy vendor a holdings file detailing each equity holding held in all accounts over which RRC has voting authority.

4.	RRC will receive proxy material information from the proxy vendor. This will include issues to be voted upon, together with a breakdown of holdings for RRC accounts.

5.	Whenever a vote is solicited, the proxy vendor will execute the vote according to RRC’s Voting Guidelines which generally follow the ISS recommendations as set forth in Appendix A and Appendix B.
☐	If the proxy vendor is unsure how to vote a particular proxy, it will issue a request for voting instructions to RRC over a secure website. RRC personnel will check this website regularly.

6.	Each time that proxy vendor sends RRC a request to vote, the request will be accompanied by the recommended vote determined in accordance with RRC’s Voting Guidelines. The proxy vendor will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations, the proxy vendor will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of RRC’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way.

7.	The proxy vendor will have procedures in place to ensure that a vote is cast on every security holding maintained by RRC on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients RRC will receive a report from the proxy vendor detailing RRC’s voting for the previous period.

VI. SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII. ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to RRC’s Chief Compliance Officer. Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance or Legal. Compliance will notify the Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VIII. MONITORING

RRC’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of votes to ensure that the proxy vendor is accurately voting consistent with RRC’s Proxy Guidelines; and (2) review of fund website to ensure that annual reports are posted in a timely and accurate manner.

IX. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in RRC’s Form ADV. Upon receipt of a Client’s request for more information, RRC will provide to the Client a copy of this Policy and/or how RRC voted proxies for the Client pursuant to this Policy for up to a one-year period. It is RRC’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, RRC will not selectively disclose its investment company clients’ proxy voting records; rather, ALPS will disclose such information by publicly available annual filings. RRC will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. RRC will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

☐	The name of the issuer of the security;

☐	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

☐	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

☐	The shareholder meeting date;

☐	A brief identification of the matter voted on;

☐	Whether the matter was proposed by the issuer or by a security holder;

☐	Whether the company cast its vote on the matter;

☐	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

☐	Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records may include:

☐	Proxy Committee Communications or Other Materials
☐	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations
☐	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms
☐	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than six years. Records must be retained in an appropriate office of RRC for the first three years.

Appendix A

The ISS 2012 U.S. Proxy Voting Guidelines Summary

(Incorporated by Reference)

Website Address:

http://issgovernance.com/files/2012USSummaryGuidelines.pdf

* Neither the ALPS Variable Investment Trust, the ALPS/Red Rocks Listed Private Equity Portfolio, ALPS Advisors, Inc. nor Red Rocks Capital LLC is responsible for, or endorses, any of the actual content of this particular website. Nothing from this website is incorporated by reference.

Appendix B

The ISS 2012 International Proxy Voting Guidelines Summary

Guidelines for Canada, Western Europe, Australia and China are separately stated.

(Incorporated by Reference)

Website Address:

http://issgovernance.com/files/2012ISSIntlSummaryGuidelines.pdf

http://issgovernance.com/files/2012CanadianTSX.pdf

http://issgovernance.com/files/2012ISSEuropeanSummaryGuidelineswithFRBurnRateTable.pdf

http://issgovernance.com/files/2012ISSAustraliaGuidelinesSummary.pdf

http://issgovernance.com/files/2012ISSChinaVotingGuidelinesSummary.pdf

* Neither the ALPS Variable Investment Trust, the ALPS/Red Rocks Listed Private Equity Portfolio, ALPS Advisors, Inc. nor Red Rocks Capital LLC is responsible for, or endorses, any of the actual content of this particular website. Nothing from this website is incorporated by reference.

Appendix C

Conflicts of Interest Disclosure Form

RED ROCKS CAPITAL LLC

PROXY VOTING CONFLICT

OF INTEREST DISCLOSURE FORM

1. Company name:

2. Date of Meeting:

3. Referral Item(s):

4. Description of RRC’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:

4. Describe procedures used to address any conflict of interest:

Compliance will consider information about RRC’s significant business relationships, as well as other relevant information. The information considered by Compliance may include information regarding: (1) RRC client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the RRC investment division regarding the proxy matter. Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) RRC has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform one of the standing members of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, RRC’s policy is to invoke one or more of the following conflict management procedures:

a.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be RRC’s proxy voting agent);
b.	Causing the proxies to be delegated to a qualified, independent third party, which may include RRC’s proxy voting agent.
c.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to RRC’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

RRC considers (1) proxies solicited by open-end and closed-end investment companies for which RRC or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for RRC. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

RRC has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

a.	RRC’s Code of Ethics affirmatively requires that associates of RRC act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of RRC’s Clients.

b.	By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any RRC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•	To disclose in writing to RRC’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how RRC will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of RRC. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•	To refrain from taking into consideration, in the decision as to whether or how RRC will vote proxies the existence of any current or prospective material business relationship between RRC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.	In general circumstances, RRC follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party.

5. Describe any contacts from parties outside RRC (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION

The undersigned employee of RRC certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

EXHIBIT NUMBER		DESCRIPTION

(a)	(i)	Declaration of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(i) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Declaration of Trust, dated April 30, 2013 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Certificate of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(iv)	Certificate of Amendment to Certificate of Trust, dated April 30, 2013 is incorporated by reference to Exhibit (a)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(b)	(i)	Bylaws of the Trust dated July 26, 2000 is incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.
	(ii)	Amendment to Bylaws of the Trust, dated April 30, 2013 is incorporated by reference to Exhibit (b)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust dated July 26, 2000, as amended (incorporated herein by reference to Exhibit (a) hereto) and Article 2 of the Bylaws, as amended (incorporated herein by reference to Exhibit (b) hereto).

(d)	(i)

Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated November 1, 2011, is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No. 7 as filed with the Commission on April 2, 2012.

(ii)

Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated April 30, 2014, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(iii)

Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iv)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated September 30, 2014, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.
	(v)	Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.
	(vi)	Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Ibbotson Associates, Inc., dated November 1, 2011, is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No.7 as filed with the Commission on April 2, 2012.

(vii)	Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Stadion Money Management, LLC, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to
Exhibit (d)(vi) to Post-Effective Amendment No.14 as filed with the Commission on April 7, 2014.

	(viii)	Amendment to Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Ibbotson Associates, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(ix)	Investment Sub-Advisory Agreement among the Trust, ALPS Advisors, Inc., and Red Rocks Capital LLC, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.

(e)	(i)	Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., dated April 30, 2013 is incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(ii)

Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(iii)	Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.
	(iv)	Form of Participation Agreement, filed herewith.

	(v)	Form of Amendment to Participation Agreement, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.

	(vi)	Form of Amendment to Participation Agreement, with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(vii)	Form of Services Agreement, filed herewith.

	(viii)	Form of Amendment to Services Agreement, with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

(f)		Not Applicable.

(g)	(i)	Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013 is incorporated by reference to Exhibit (g)(i) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

	(ii)	Additional Series Letter, dated April 30, 2014, to the Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013, with respect to the ALPS/Stadion Tactical Defensive Portfolio, filed herewith.

	(iii)	Additional Series Letter, dated September 30, 2014, to the Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.

(h)	(i)	Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(i) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.

	(iii)	Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(iv)	Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(v)	Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.

	(vi)	Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(vii)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Ibbotson Portfolios dated April 30, 2014 is incorporated by reference to Exhibit (h)(vii) to Post-Effective Amendment No.14 as filed with the Commission on April 7, 2014.

	(viii)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS/Alerian Energy Infrastructure Portfolio is incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(ix)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Stadion Money Management, LLC, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (h)(ix) to Post-Effective Amendment No.14 as filed with the Commission on April 7, 2014.

	(x)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(xi)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.

(i)		Opinion and Consent of Davis Graham & Stubbs LLP, filed herewith.

(j)		Not Applicable.

(k)	None.

(l)	(i)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated February 23, 2007 is incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 1 as filed with the Commission on March 14, 2007.

	(ii)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (l)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (l)(iv) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(iv)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(v)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.

(m)	(i)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended September 30, 2014, filed herewith.

	(ii)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(iii)	Class II Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended April 30, 2014, is incorporated by reference to Exhibit (m)(iii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(iv)	Class II Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(v)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended September 30, 2014, filed herewith.

	(vi)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(vii)	Class III Shareholder Servicing Plan, as amended, filed herewith.

	(viii)	Class III Shareholder Servicing Plan, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

(n)	(i)	Form of Rule 18f-3 Plan, dated September 30, 2014, filed herewith.

	(ii)	Form of Rule 18f-3 Plan, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

(o)	Reserved.

(p)	(i)	Trust Code of Ethics, dated December 7, 2006 is incorporated by reference to Exhibit (p)(i) to Form N-1A Registration Statement as filed with the Commission on December 8, 2006.

	(ii)	ALPS Holdings, Inc. Code of Ethics, applicable to ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., dated May 1, 2010, as amended, is incorporated by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

	(iii)	Ibbotson Associates, Inc. Code of Ethics, dated February 1, 2005, as amended, is incorporated by reference to Exhibit (p)(iii) to Post-Effective Amendment No. 7 as filed with the Commission on April 2, 2012.

	(iv)	Stadion Money Management, LLC Code of Ethics, is incorporated by reference to Exhibit (p)(iv) to Post-Effective Amendment No.14 as filed with the Commission on April 7, 2014.

	(v)	Red Rocks Capital LLC Code of Ethics, filed herewith.

(q)		Powers of Attorney for Mary K. Anstine, David M. Swanson, Scott Wentsel and Jeremy Deems are incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 5 as filed with the Commission on April 4, 2011.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Registrant is controlled by its Board of Trustees. (See “Management of the Trust” in Part B hereof.)

ITEM 30. INDEMNIFICATION.

Article 8, Section 8.1 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any Trustee or officer. It states, in part, that no personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Section 8.5 states that the Registrant shall indemnify any present or past Trustee, officer, employee, or agent of the Trust to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such trustee, director, officer, employee, or agent. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification, however, will not be provided in certain circumstances. These include, among others, instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular person involved.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The business and other connections of the Adviser and its directors and officers are disclosed in the prospectus and statement of additional information.

ALPS Advisors, Inc.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business

Edmund J. Burke	Director	Chief Executive Officer and a Director of ALPS Holdings, Inc. and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

Thomas A. Carter	President, Director	See Trustee and Officer Table in SAI	Fund Servicing

Jeremy O. May	Executive Vice President, Director	President and Director of ALPS Fund Services, Inc. and Executive Vice President and Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Not Applicable

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Not Applicable	Not Applicable

William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable

Michael Akins	Senior Vice President, Index Management	Not Applicable	Not Applicable

Mark T. Haley	Vice President	Not Applicable	Not Applicable

Eric Parsons	Vice President, Controller and Assistant Treasurer	Vice President, Controller and Assistant Treasurer, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

Patrick Buchanan	Vice President, Advisory Operations	See Trustee and Officer Table in SAI	Fund Servicing

Erin E. Nelson	Vice President, Attorney	Vice President, Senior Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

David T. Buhler	Vice President, Attorney	Secretary, ALPS Variable Investment Trust, Financial Investors Trust Secretary, Westcore Trust	Fund Servicing

Randall D. Young	Secretary	Secretary, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

Gregg Wm. Givens	Vice President, Treasurer and Assistant Secretary	Assistant Treasurer, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	Sr. Vice Pres., General Counsel and Asst. Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

Wyck Brown	Senior Vice President	Not Applicable	Fund Servicing

Douglas W. Fleming	Assistant Treasurer	Assistant Treasurer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

Troy A. Duran	Senior Vice President, Chief Financial Officer	Sr. Vice Pres., Chief Financial Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

* The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, CO, 80203.

** The principal business address for Messrs. Young, Flemings and Givens is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Ibbotson Associates, Inc.

Name*	Position with Ibbotson and Associates, Inc.	Other Business Connections	Type of Business
Donald Scott Schilling	Chief Compliance Officer	None	Not Applicable
Scott A. Wentsel	Vice President	Trustee for the Registrant	Trustee
Thomas M. Idzorek	Vice President	None	Not Applicable

* The principal business address for each of the Ibbotson Associates, Inc. representatives is: 22 W. Washington St., Chicago, IL 60602.

Stadion Money Management, LLC

Stadion Money Management, LLC provides investment advisory services to persons or entities other than the Registrant. The directors and officers of Stadion Money Management, LLC have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures of a substantial nature (other than those resulting from their roles as officers and directors of the firm or TA Associates, Inc. and related entities of TA Associates, Inc.).

Red Rocks Capital LLC

Name*	Position with Red Rocks Capital LLC	Other Business Connections	Type of Business
Adam Goldman	Managing Partner	Not Applicable	Not Applicable
Mark Sunderhuse	Managing Partner	Not Applicable	Not Applicable
Matt Luoma	Chief Compliance Officer	Not Applicable	Not Applicable

* The principal business address for each of the Red Rocks Capital LLC representatives is: 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	ALPS Portfolio Solutions Distributor, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Financial Investors Trust, and Select Sector SPDR Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., the distributor for Registrant, are as follows:

Name*	Position with Underwriter	Positions with Trust
Edmund J. Burke	Director	None
Jeremy O. May	Director	None
Thomas A. Carter	President, Director	President
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming	Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Daniel Dolan	Senior Vice President	None
David T. Buhler	Vice President, Attorney	Secretary
Aisha J. Hunt	Senior Vice President, General Counsel, Assistant Secretary	None
Erin D. Nelson	Vice President, Attorney	None

Liza Orr	Vice President, Attorney	None
Vilma Valdez	Vice President, Attorney	None
Terence Digan	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Flemings and Givens is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

(a)	ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records to be maintained by the Trust).

(b)	ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as distributor for each of the Trust’s Portfolios).

(c)	ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as transfer agent and fund accountant for each of the Trust’s Portfolios).

(d)	State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, 02171 (records relating to its functions as custodian for each of the Portfolio’s investment portfolios).

(e)	ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its functions as Adviser for each of the Portfolio’s investment portfolios).

(f)	Ibbotson Associates, Inc., 22 W. Washington St., Chicago, IL 60602 (records relating to its functions as Subadviser for each of the Ibbotson Portfolio’s investment portfolios).

(g)	Stadion Money Management, LLC, 1061 Cliff Dawson Road, Watkinsville, GA 30677 (records relating to its functions as Subadviser for the ALPS/Stadion Tactical Defensive Portfolio’s investment portfolio).

(h)	Red Rocks Capital LLC, 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401 (records relating to its functions as Subadviser for the ALPS/Red Rocks Listed Private Equity Portfolio).

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver and State of Colorado on the 30th day of September, 2014.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas A. Carter	Trustee, Chairman, President & Chief Executive Officer	September 30, 2014
Thomas A. Carter

/s/ Patrick D. Buchanan	Chief Financial Officer & Treasurer	September 30, 2014
Patrick D. Buchanan

/s/ Mary K. Anstine*	Trustee	September 30, 2014
Mary K. Anstine

/s/ Jeremy W. Deems*	Trustee	September 30, 2014
Jeremy W. Deems

/s/ David M. Swanson*	Trustee	September 30, 2014
David M. Swanson

/s/ Scott Wentsel*	Trustee	September 30, 2014
Scott Wentsel

*By:	/s/ David T. Buhler
David T. Buhler
Attorney-in-fact

EXHIBIT INDEX

Item Number		Item

(d)	(iv)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc.

(d)	(ix)	Subadvisory Agreement between the Trust, ALPS Advisors, Inc. and Red Rocks Capital LLC.

(e)	(iii)	Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc.

(e)	(iv)	Form of Participation Agreement.

(e)	(v)	Form of Amendment to Participation Agreement.

(e)	(vii)	Form of Services Agreement.

(g)	(ii)	Additional Series Letter, dated April 30, 2014, with respect to the ALPS/Stadion Tactical Defensive Portfolio.

(g)	(iii)	Additional Series Letter, dated September 30, 2014, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio.

(h)	(ii)	Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc.

(h)	(v)	Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc.

(h)	(xi)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Portfolio.

(i)		Opinion and Consent of Davis Graham & Stubbs LLP.

(l)	(v)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc.

(m)	(i)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(m)	(v)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(m)	(vii)	Class III Shareholder Servicing Plan, as amended.

(n)	(i)	Form of Rule 18f-3 Plan.

(p)	(v)	Red Rocks Capital LLC Code of Ethics.